Financial instruments - Level 3 (Detail) - Level 3 £ in Millions	6 Months Ended
Jun. 30, 2022 GBP (£)
Changes in fair value measurement, assets [abstract]
Beginning balance	£ 290.0
(Losses)/gains recognised in the income statement	9.0
Gains recognised in other comprehensive income	3.6
Additions	66.7
Disposals	(16.0)
Cancellations	0.0
Settlements	0.0
Exchange adjustments	0.0
Ending balance	353.3
Payments due to vendors (earnout agreements)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	(196.7)
(Losses)/gains recognised in the income statement	(1.1)
Gains recognised in other comprehensive income	0.0
Additions	(22.6)
Disposals	0.0
Cancellations	0.0
Settlements	63.3
Exchange adjustments	(16.0)
Ending balance	(173.1)
Liabilities in respect of put options
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	(391.5)
(Losses)/gains recognised in the income statement	19.6
Gains recognised in other comprehensive income	0.0
Additions	0.0
Disposals	0.0
Cancellations	5.0
Settlements	5.8
Exchange adjustments	(36.7)
Ending balance	£ (397.8)